Inventories (Tables)	12 Months Ended
Jun. 30, 2023
Inventories [Abstract]
Disclosure Of Detailed Information About Inventories

	2023	2022
Goods for resale	1,885,941	1,759,227
(-) Allowance for inventory losses	(17,737)	(10,186)
Total	1,868,204	1,749,041